Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) - € / shares	1 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Jan. 18, 2013	Jun. 25, 2010	Oct. 29, 2007	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Granted - Number				0	0	500,000
Exercised - Number				0	(750)	0
Forfeited - Number				(106,250)	(90,250)	0
Expired - Number				0	(124,000)
Outstanding - Number				989,600	1,095,850	1,310,850	810,850
Exercisable - Number				797,100	784,600	743,347
Share purchase options available for grant - Number				232,428	83,428	83,428
Outstanding - Weighted average exercise price				€ 2.74	€ 2.76	€ 2.70	€ 3.18
Granted - Weighted average exercise price				0	0	1.91
Exercized - Weighted average exercise price				0	3.99	0
Forfeited - Weighted average exercise price				2.88	2.07	0
Expired - Weighted average exercise price				0	2.60	0
Exercisable - Weighted average exercise price				€ 2.95	€ 3.09	€ 3.27
Plan 2 - 2007 [Member] | Employee Stock Option [Member] | Common Class A [Member]
Granted - Number		95,912	504,088
Outstanding - Number				440,500
Plan 3 - 2010 [Member] | Employee Stock Option [Member] | Common Class A [Member]
Granted - Number		229,100
Outstanding - Number				149,100
Plan 4 - 2012 [Member] | Employee Stock Option [Member] | Common Class A [Member]
Granted - Number	500,000
Outstanding - Number				400,000